Gains (losses) from operating activities in the statement of income, included according to their nature (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Impairment of financial assets and reversal of impairment losses	$ (235)	$ 4,684	$ (1,057)
Investments In Associates [Member]
Statement [Line Items]
Impairment of financial assets and reversal of impairment losses	$ (235)	$ 4,684	$ (1,057)